EXHIBITS TO THE SCHEDULE
EXHIBIT B(1)
FORM OF MONTHLY PAYMENT ADVICE AND NOTIFICATION
TO THE RECEIVABLES TRUSTEE
Series 2006 — 2
Capitalised terms used in this Report have their respective meanings set forth in the Master Definitions Schedule and in the Receivables Trust Deed and Servicing Agreement Provided, however, that the “preceding Monthly Period” shall mean Monthly Period immediately preceding the calender month in which this notice is delivered. References herein to certain Clauses and paragraphs are references to the respective Clauses and paragraphs of the Receivables Trust Deed and Servicing Agreement. This certificate is delivered pursuant to Clause 5.9, Clause 5.10, Clause 5.12 and Clause 5.13 of the Receivables Trust Deed and Servicing Agreement as supplemented by the Series 2006-2 Supplement.
(A)	HSBC Bank plc is the Servicer under the Receivables Trust Deed and Servicing Agreement.

(B)	The undersigned is an Authorised Officer.

(C)	The date of this notice is a date on or before a Distribution Date under the Receivables Trust Deed and Servicing Agreement.

Distribution Date: 15/02/2008

Section	Contents
I	Advice to make a withdrawal

II	Accrued and unpaid amounts

Note:	All amounts are in (pound) sterling unless otherwise stated.

Turquoise Card Backed Securities plc
Series 2006 — 2, For Distribution Date: 15 February 2008

ADVICE TO MAKE A WITHDRAWAL	Section I
A.	From amounts credited to the Series 2006 — 2 Finance Charge Collections Ledger

Pursuant to Clause 5.10, the Servicer hereby advises the Receivables Trustee (i) to make a withdrawal from the Trustee Collection Account on 15 February 2008, which date is a Distribution Date under the Receivables Trust Deed and Servicing Agreement, in an aggregate amount set out below in respect of the following amounts and (ii) to apply the proceeds of such withdrawal in accordance with Clause 5.10.

1. Pursuant to Clause 5.10(a):
(i) Trust Payment Amount	12,702

(ii) accrued and unpaid Trustee Payment Amount	0

2. Pursuant to Clause 5.10(b):
(i) Loan Note Issuer Costs Amount	0

(ii) Issuer Costs Amount	809

3. Pursuant to Clause 5.10(c):
(i) Class A Monthly Finance Amount	1,706,867

(ii) Class A Deficiency Amount	0

(iii) Class A Additional Finance Amount	0

4. Pursuant to Clause 5.10(d):
Monthly Expense Loan Amount	0

5. Pursuant to Clause 5.10(e):
(i) Class B Monthly Finance Amount	109,183

(ii) Class B Deficiency Amount	0

(iii) Class B Additional Finance Amount	0

6. Pursuant to Clause 5.10(f):
(i) Series Servicing Fee	264,690

(ii) Accrued and unpaid Series Servicing Fee	0

7. Pursuant to Clause 5.10(g):
Class A Investor Default Amount	1,446,169

8. Pursuant to Clause 5.10(h):
Class A Investor Charge-Offs	0

9. Pursuant to Clause 5.10(i):
Class B Investor Default Amount	90,385

10. Pursuant to Clause 5.10(j):
Class B Investor Charge-Offs	0

11. Pursuant to Clause 5.10(k):
(i) Class C Monthly Finance Amount	134,295

(ii) Class C Deficiency Amount	0

(iii) Class C Additional Finance Amount	0

12. Pursuant to Clause 5.10(l):
Class C Investor Default Amount	106,819

13. Pursuant to Clause 5.10(m):
an amount equal to the aggregate amount by which the Class C Investor Interest has been reduced below the Class C Initial Investor Interest for reasons other than the payment of principal amounts to Class C (but not in excess of the aggregate amount of such reductions which have not been previously reinstated) will be utilised to reinstate the Class C Investor Interest and credited to the Series 2006-2 Loan Note Issuer Account, identified for Class C, on such Distribution Date;	0

14. Pursuant to Clause 5.10(n):
An amount up to the excess, if any, of the Required Reserve Amount over the Available Reserve Account Amount	0

15. Pursuant to Clause 5.10(o):
An amount up to the excess, if any, of the Required Spread Amount over the Available Reserve Account Amount	0

16. Pursuant to Clause 5.10(p):
an amount equal to the Aggregate Investor Indemnity Amount, if any, for the prior Monthly Period (together with any amounts in respect of previous Monthly Periods which are unpaid);	0

17. Pursuant to Clause 5.10(q):
In no order of priority but in proportion to the respective amounts due, an amount to:
(a) the Loan Note Issuer Return	425

(b) the Issuer Profit Amount	2,248

18. Pursuant to Clause 5.10(r):

Additional amounts calculated as payable in accordance with the Expenses Loan Agreement	0

19. Pursuant to Clause 5.10(s):
Excess Spread	2,549,223

Turquoise Card Backed Securities plc
Series 2006 — 2, For Distribution Date: 15 February 2008

ADVICE TO MAKE A WITHDRAWAL	Section I (Continued)
B.	From amounts credited to the Series 2006 — 2 Principal Collections Ledger

Pursuant to Clause 5.11 the Servicer hereby advises the Receivables Trustee (i) to make a withdrawal from amounts of Undivided Bare Trust Property credited to the Series 2006 — 2 Principal Collections Ledger in the Trustee Collection Account on 15 February 2008, which is a Distribution Date under the Receivables Trust Deed and Servicing Agreement, in an aggregate amount set out below in respect of the following amounts and (ii) to apply the proceeds of such withdrawal in accordance with Clause 5.11.

1. Pursuant to Clause 5.11(a)(i):
Amount to be treated as Shared Principal Collections	0

2. Pursuant to Clause 5.11(a)(ii):
Amount remaining from preceding Monthly Period to be applied as Cash Available for Investment	107,526,450

3. Pursuant to Clause 5.11(b)(i):
Class A Monthly Principal Amount	0

4. Pursuant to Clause 5.11(b)(ii):
Class B Monthly Principal Amount	0

5. Pursuant to Clause 5.11(b)(iii):
Class C Monthly Principal Amount	0

C.	From amounts credited to the Spread Account pursuant to Clause 5.18(d)(ii)

The Servicer hereby advises the Receivables Trustee to make a withdrawal from amounts credited to the Spread Account on 15 February 2008 which date is a Distribution Date under the Receivables Trust Deed and Servicing Agreement, in an aggregate amount set out in paragraph 3 below and shall deposit such amount in the Trustee Collection Accounts to the credit of the Series 2006 — 2 Finance Charge Collections Ledger:

1. The amount up to the Available Spread Account Amount at such time for the purposes set out in Clause 5.10(k) to the extent necessary after applying Available Funds	0

2. On the Class C Release Date, an amount up to the Available Spread Account Amount equal to the excess, if any, of the Class C Debt Amount over the Class C Investor Interest	0

3. The aggregate of 1 and 2 (the “Total Withdrawal Amount”)	0

D.	From amounts credited to the Series 2006 — 2 Principal Funding Ledger

The Servicer hereby advises the Receivables Trustee
(i)	to make a withdrawal from amounts credited to the Series 2006 — 2 Principal Funding Ledger of the Principal Funding Account on 15 February 2008 which date is a Distribution Date under the Receivables Trust Deed and Servicing Agreement, in the amount set out below and

(ii)	to apply the proceeds of such withdrawal in accordance with Clause 5.11(c), Clause 5.11(d) and Clause 5.11(e) by depositing such amount into the Series 2006 — 2 Loan Note Issuer Account.

1. Pursuant to Clause 5.11(c):
Amount to be credited to the Series 2006 — 2 Loan Note Issuer Account identified for Class A	0

2. Pursuant to Clause 5.11(d):
Amount to be credited to the Series 2006 — 2 Loan Note Issuer Account identified for Class B	0

3. Pursuant to Clause 5.11(e):
Amount to be credited to the Series 2006 — 2 Loan Note Issuer Account identified for Class C	0

E. Intentionally Reserved	0

Turquoise Card Backed Securities plc
Series 2006 — 2, For Distribution Date: 15 February 2008

ACCRUED AND UNPAID AMOUNTS	Section II
After giving effect to the withdrawals and transfers to be made in accordance with this notice, the following amounts will be accrued and unpaid with respect to all Monthly Periods preceding the current calendar month
A.	Clause 5.10

The aggregate amount of all accrued Trustee Payment Amounts

(i) The aggregate amount of all accrued and unpaid Loan Note Issuer Costs Amounts	0

(ii) The aggregate amount of all accrued and unpaid Issuer Costs Amounts	0

(iii) The aggregate amount of all Deficiency Amounts	0

(iv) The aggregate amount of all accrued and unpaid Monthly Expense Loan Amount	0

(v) The aggregate amount of all accrued and unpaid Investor Servicing Fee Amount	0

(vi) The aggregate amount of all unreinstated Investor Charge-Offs	0

(vii) The aggregate amount of all accrued and unpaid Aggregate Investor Indemnity Amounts allocable to Series 2006 — 2	0

     IN WITNESS WHEREOF, the undersigned has duly executed this certificate this 15th day of February, 2008.
HSBC Bank plc
By:
/s/ Michael C Anderson

Name: Michael C Anderson

Title: Head of Group Asset and Liability Management